Redeemable noncontrolling interests - Summary of Redeemable noncontrolling Interests Balance (Detail) - 12 months ended Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Noncontrolling Interest [Abstract]
Balance as of January 1, 2022	¥ 0	$ 0
Initial fair value of redeemable noncontrolling interests	31,397	4,552
Net loss attributable to redeemable noncontrolling interest	(1,486)	(215)
Adjustment of redeemable noncontrolling interests to redemption value	641	93
Balance as of December 31, 2022	¥ 30,552	$ 4,430